Tax-related balances - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024
Major components of tax expense (income) [abstract]
VAT receivables	€ 3,284		€ 2,740
Government Grant receivables	1,031		1,872
Income tax credit receivables (short term)	1,117		1,073
Income tax credit receivables (long term)	3,752		6,047
Other tax receivable	118		181
Total	9,302		11,913
VAT payable	2,572		1,612
Social Security payable	515		307
Personal Income Tax payable	620		1,152
Deferred tax liability	2,814	[1]	3,412
Total	€ 6,521		€ 6,483

[1]	Unaudited